Voya Target Retirement 2030 Fund	PORTFOLIO OF INVESTMENTS
as of February 28, 2023 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 30.9%
39,304	BNY Mellon High Yield Beta ETF	$1,835,957	2.0
17,609	iShares 20+ Year Treasury Bond ETF	1,791,011	2.0
44,368	iShares Core S&P Small-Cap ETF	4,542,840	5.0
51,553	iShares Core U.S. Aggregate Bond ETF	5,016,622	5.5
34,973	Schwab U.S. TIPS ETF	1,822,793	2.0
67,578	Vanguard Emerging Markets ETF	2,663,925	2.9
143,619	Vanguard FTSE Developed Markets ETF	6,343,651	7.0
18,872	Vanguard Mid-Cap ETF	4,040,118	4.5

	Total Exchange-Traded Funds
	(Cost $28,838,585)	28,056,917	30.9

MUTUAL FUNDS: 69.1%
	Affiliated Investment Companies: 34.3%
2,670,204	Voya Intermediate Bond Fund - Class R6	22,937,054	25.2
191,122	Voya Multi-Manager Emerging Markets Equity Fund - Class P3	1,798,457	2.0
292,517	Voya Multi-Manager International Equity Fund - Class I	2,717,487	3.0
437,796	Voya Multi-Manager International Factors Fund - Class I	3,686,243	4.1
		31,139,241	34.3

	Unaffiliated Investment Companies: 34.8%
726,071	TIAA-CREF S&P 500 Index Fund - Institutional Class	31,518,737	34.8

	Total Mutual Funds
	(Cost $64,393,060)	62,657,978	69.1

	Total Investments in Securities (Cost $93,231,645)	$90,714,895	100.0
	Assets in Excess of Other Liabilities	8,921	0.0
	Net Assets	$90,723,816	100.0

Voya Target Retirement 2030 Fund	PORTFOLIO OF INVESTMENTS
as of February 28, 2023 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of February 28, 2023 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at February 28, 2023
Asset Table
Investments, at fair value
Exchange-Traded Funds	$28,056,917	$–	$–	$28,056,917
Mutual Funds	62,657,978	–	–	62,657,978
Total Investments, at fair value	$90,714,895	$–	$–	$90,714,895

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended February 28, 2023, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 5/31/2022	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/(Depreciation)	Ending Fair Value at 2/28/2023	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya Intermediate Bond Fund - Class P3	$20,702,641	$9,970,941	$(32,590,757)	$1,917,175	$-	$476,698	$(2,920,223)	$-
Voya Intermediate Bond Fund - Class R6	-	25,797,551	(2,528,461)	(332,036)	22,937,054	100,958	(19,399)	-
Voya Multi-Manager Emerging Markets Equity Fund - Class P3	1,621,475	1,156,526	(1,192,647)	213,103	1,798,457	70,773	(342,047)	-
Voya Multi-Manager International Equity Fund - Class I	-	2,893,235	(166,143)	(9,605)	2,717,487	-	5,631	-
Voya Multi-Manager International Equity Fund - Class P3	2,399,351	1,588,396	(4,295,415)	307,668	-	32,260	(296,921)	-
Voya Multi-Manager International Factors Fund - Class I	-	3,797,157	(148,948)	38,034	3,686,243	-	4,516	-
Voya Multi-Manager International Factors Fund - Class P3	3,977,802	2,469,846	(6,718,112)	270,464	-	122,248	(531,423)	-
Voya Short Term Bond Fund - Class P3	-	1,403,606	(1,403,606)	-	-	7,297	(14,029)	-
Voya Short Term Bond Fund - Class R6	-	2,842,288	(2,842,288)	-	-	2,998	(19,414)	-
	$28,701,269	$51,919,546	$(51,886,377)	$2,404,803	$31,139,241	$813,232	$(4,133,309)	$-

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At February 28, 2023, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $95,121,113.

Net unrealized depreciation consisted of:

Gross Unrealized Appreciation	$398,223
Gross Unrealized Depreciation	(4,804,441)

Net Unrealized Depreciation	$(4,406,218)